Other Finance Expenses - Components of other finance expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Finance Expenses
Bank fees, charges	$ 554	$ 294	$ 463
Commitment fees	35	334	548
Total other finance expense	$ 589	$ 628	$ 1,011